Earnings Per Share (Details)		1 Months Ended	3 Months Ended		12 Months Ended
	May 22, 2023	May 31, 2023	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Earnings Per Share [Line Items]
Securities excluded from computation of earnings				183,319	228,522	100,413
Share price threshold for Preferred stock dividends consecutive trading days	10	10			10
Weighted average share price last ten days of period (in Dollars per share) | $ / shares			$ 11.52
Options
Earnings Per Share [Line Items]
Securities excluded from computation of earnings			125,000		125,000
Warrants
Earnings Per Share [Line Items]
Securities excluded from computation of earnings			212,901		18,264,876
Restricted Stock Units
Earnings Per Share [Line Items]
Securities excluded from computation of earnings			973,092		1,605,000
Contingently issuable shares
Earnings Per Share [Line Items]
Securities excluded from computation of earnings			3,196,648